Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended			13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended		56 Months Ended		57 Months Ended		58 Months Ended		59 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended		71 Months Ended		72 Months Ended		73 Months Ended		74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	May 06, 2020	May 31, 2016	May 31, 2020	Jun. 30, 2016	Jun. 30, 2020	Jul. 31, 2016	Jul. 31, 2020	Aug. 31, 2016	Aug. 31, 2020	Sep. 30, 2016	Sep. 30, 2020	Oct. 31, 2016	Oct. 31, 2020	Nov. 30, 2016	Nov. 30, 2020	Dec. 31, 2016	Dec. 31, 2020	Jan. 31, 2017	Jan. 31, 2021	Feb. 28, 2017	Feb. 28, 2021	Mar. 31, 2017	Mar. 31, 2021	Apr. 30, 2017	May 31, 2026	Apr. 30, 2021	May 31, 2017	May 31, 2021	Jun. 30, 2017	Jun. 30, 2021	Jul. 31, 2017	Jul. 31, 2021	Aug. 31, 2017	Aug. 31, 2021	Sep. 30, 2017	Sep. 30, 2021	Oct. 31, 2017	Oct. 31, 2021	Nov. 30, 2017	Nov. 30, 2021	Dec. 31, 2017	Dec. 31, 2021	Jan. 31, 2018	Jan. 31, 2022	Feb. 28, 2018	Feb. 28, 2022	Mar. 31, 2018	Mar. 31, 2022	Apr. 30, 2018	Apr. 30, 2022	May 31, 2018	May 31, 2022	Jun. 30, 2018	Jun. 30, 2022	Jul. 31, 2018	Jul. 31, 2022	Aug. 31, 2018	Aug. 31, 2022	Sep. 30, 2018	Sep. 30, 2022	Oct. 31, 2018	Oct. 31, 2022	Nov. 30, 2018	Nov. 30, 2022	Dec. 31, 2018	Dec. 31, 2022	Jan. 31, 2019	Jan. 31, 2023	Feb. 28, 2019	Feb. 28, 2023	Mar. 31, 2019	Mar. 31, 2023	Apr. 30, 2019	Apr. 30, 2023	May 31, 2019	May 31, 2023	Jun. 30, 2019	Jun. 30, 2023	Jul. 31, 2019	Jul. 31, 2023	Aug. 31, 2019	Aug. 31, 2023	Sep. 30, 2019	Sep. 30, 2023	Oct. 31, 2019	Oct. 31, 2023	Nov. 30, 2019	Nov. 30, 2023	Dec. 31, 2019	Dec. 31, 2023	Jan. 31, 2020	Jan. 31, 2024	Feb. 29, 2020	Feb. 29, 2024	Mar. 31, 2020	Mar. 31, 2024	Apr. 30, 2020	Apr. 30, 2024	May 31, 2020	May 31, 2024	Jun. 30, 2020	Jun. 30, 2024	Jul. 31, 2020	Jul. 31, 2024	Aug. 31, 2020	Aug. 31, 2024	Sep. 30, 2020	Sep. 30, 2024	Oct. 31, 2020	Oct. 31, 2024	Nov. 30, 2020	Nov. 30, 2024	Dec. 31, 2020	Dec. 31, 2024	Jan. 31, 2021	Jan. 31, 2025	Feb. 28, 2021	Feb. 28, 2025	Mar. 31, 2021	Mar. 31, 2025	Apr. 30, 2021	Apr. 30, 2025	May 31, 2021	May 31, 2025	Jun. 30, 2021	Jun. 30, 2025	Jul. 31, 2021	Jul. 31, 2025	Aug. 31, 2021	Aug. 31, 2025	Sep. 30, 2021	Sep. 30, 2025	Oct. 31, 2021	Oct. 31, 2025	Nov. 30, 2021	Nov. 30, 2025	Dec. 31, 2021	Dec. 31, 2025	Jan. 31, 2022	Jan. 31, 2026	Feb. 28, 2022	Feb. 28, 2026	Mar. 31, 2022	Mar. 31, 2026	Apr. 30, 2022	Apr. 30, 2026	May 31, 2022	May 31, 2026	Jun. 30, 2022	Jul. 31, 2022	Aug. 31, 2022	Sep. 30, 2022	Oct. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Jan. 31, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026
C000229260
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 9,957		$ 10,107		$ 10,269		$ 10,247		$ 10,129		$ 10,075		$ 10,301		$ 10,354		$ 10,419		$ 10,591		$ 10,644			$ 10,730		$ 10,730		$ 10,698		$ 10,720		$ 10,752		$ 10,784		$ 10,773		$ 10,902		$ 10,924		$ 10,838		$ 10,698		$ 10,741		$ 10,881		$ 10,956		$ 10,795		$ 10,784		$ 10,698		$ 10,430		$ 10,537		$ 10,389		$ 10,806		$ 10,839		$ 10,894		$ 11,070		$ 10,839		$ 10,905		$ 10,960		$ 10,828		$ 10,817		$ 10,795		$ 11,037		$ 11,108		$ 11,231		$ 11,085		$ 11,030		$ 11,522		$ 11,690		$ 12,148		$ 12,204		$ 12,629		$ 12,864		$ 12,752		$ 13,636		$ 15,934		$ 16,369		$ 16,468		$ 16,431		$ 16,418		$ 16,480		$ 16,269		$ 15,686		$ 15,798		$ 15,889		$ 16,042		$ 15,339		$ 15,522		$ 15,263		$ 15,247		$ 15,186		$ 14,820		$ 14,728		$ 14,132	$ 14,697	$ 14,804	$ 14,392	$ 14,499	$ 14,713	$ 14,120	$ 14,715	$ 14,653	$ 14,888	$ 14,856	$ 14,512	$ 15,060	$ 15,373	$ 15,311	$ 15,138	$ 14,888	$ 15,577	$ 15,985	$ 15,654	$ 15,623	$ 15,828	$ 15,292	$ 15,528	$ 15,638	$ 16,427	$ 16,506	$ 16,695	$ 16,710	$ 16,963	$ 16,894	$ 17,101	$ 17,291	$ 17,212	$ 17,291	$ 17,704	$ 18,133	$ 18,339	$ 18,720	$ 18,752	$ 18,768	$ 18,990	$ 19,186	$ 19,253	$ 19,552	$ 19,469	$ 19,768	$ 19,802
C000216184
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 9,788		$ 9,764		$ 10,172		$ 10,188		$ 10,172		$ 10,284		$ 10,400		$ 10,420		$ 10,370		$ 10,317		$ 10,366			$ 10,531		$ 10,625		$ 10,601		$ 10,535		$ 10,584		$ 10,601		$ 10,691		$ 10,691		$ 10,753		$ 10,765		$ 10,839		$ 10,909		$ 10,839		$ 10,757		$ 10,753		$ 10,913		$ 11,037		$ 10,959		$ 11,218		$ 11,004		$ 11,032		$ 10,963		$ 10,959		$ 10,894		$ 10,963		$ 10,654		$ 10,886		$ 10,980		$ 11,160		$ 11,242		$ 11,259		$ 11,340		$ 11,478		$ 11,426		$ 11,512		$ 11,606		$ 11,448		$ 11,533		$ 11,550		$ 11,726		$ 11,859		$ 11,889		$ 11,962		$ 11,915		$ 11,941		$ 12,088		$ 12,205		$ 12,210		$ 12,197		$ 12,262		$ 12,335		$ 12,474		$ 12,535		$ 12,561		$ 12,570		$ 12,587		$ 12,607		$ 12,637		$ 12,703		$ 12,764		$ 12,833		$ 12,846
WATER ISLAND INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $42,788
Accumulated Value		10,000		10,026		10,396		10,410		10,412		10,222		10,601		10,810		11,015		11,453		11,466		11,584			11,747		11,820		12,063		12,100		12,350		12,638		13,026		13,170		13,924		13,411		13,070		13,121		13,436		13,519		14,022		14,479		14,562		13,566		13,843		12,593		13,602		14,039		14,312		14,891		13,945		14,928		15,142		14,902		15,181		15,510		16,073		16,558		16,551		15,189		13,313		15,020		15,735		16,048		16,953		18,171		17,481		17,016		18,879		19,604		19,407		19,942		20,815		21,926		22,079		22,594		23,131		23,835		22,726		24,318		24,150		25,232		23,926		23,210		24,072		21,973		22,013		20,196	22,058	21,158	19,210	20,765	21,925	20,662	21,961	21,425	22,211	22,558	22,656	24,153	24,929	24,532	23,362	22,871	24,960	26,094	26,532	27,949	28,848	27,670	29,042	30,084	30,450	31,189	31,855	31,566	33,419	32,622	33,531	33,093	31,229	31,017	32,969	34,646	35,424	36,142	37,461	38,338	38,432	38,455	39,013	38,717	36,789	40,649	42,788
WATER ISLAND INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $29,123
Accumulated Value	10,000		10,710		10,923		11,538		12,368		11,898		11,581		12,849		13,343		13,209		13,573		14,167			14,923		15,028		15,378		15,744		16,222		15,468		16,552		16,437		17,174		16,285		15,797		16,384		14,955		14,983		13,746		15,013		14,401		13,075		14,133		14,923		14,063		14,947		14,582		15,118		15,354		15,420		16,439		16,967		16,697		15,901		15,567		16,988		17,760		18,059		19,023		19,635		18,833		19,767		20,476		20,725		21,228		21,681		21,485		22,746		22,204		22,822		22,524		21,255		21,111		22,440		23,581		24,110		24,599		25,497		26,094		26,158		26,174		26,553		26,351		25,039		27,667		29,123
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name																									ICE BofA U.S. 3-Month Treasury Bill Index $12,572
Accumulated Value		10,000		10,004		10,007		10,008		10,013		10,016		10,018		10,022		10,026		10,030		10,032		10,039			10,044		10,052		10,061		10,070		10,079		10,088		10,096		10,107		10,120		10,129		10,143		10,157		10,172		10,189		10,205		10,224		10,239		10,257		10,278		10,297		10,317		10,336		10,358		10,378		10,402		10,424		10,444		10,465		10,484		10,504		10,517		10,532		10,546		10,562		10,592		10,593		10,593		10,595		10,597		10,598		10,599		10,600		10,601		10,602		10,603		10,604		10,605		10,605		10,605		10,605		10,605		10,606		10,606		10,606		10,607		10,607		10,607		10,608		10,611		10,613		10,620		10,623	10,628	10,645	10,672	10,688	10,723	10,762	10,795	10,831	10,877	10,912	10,954	11,004	11,048	11,098	11,149	11,199	11,249	11,301	11,350	11,396	11,447	11,497	11,552	11,599	11,651	11,706	11,757	11,802	11,847	11,895	11,939	11,977	12,017	12,058	12,102	12,142	12,183	12,231	12,272	12,315	12,349	12,392	12,427	12,461	12,497	12,534	12,572
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index $11,836
Accumulated Value		$ 10,000		$ 10,180		$ 10,244		$ 10,232		$ 10,226		$ 10,148		$ 9,908		$ 9,922		$ 9,942		$ 10,008		$ 10,003		$ 10,080			$ 10,158		$ 10,148		$ 10,191		$ 10,283		$ 10,234		$ 10,240		$ 10,227		$ 10,273		$ 10,155		$ 10,059		$ 10,123		$ 10,048		$ 10,120		$ 10,107		$ 10,110		$ 10,175		$ 10,109		$ 10,029		$ 10,089		$ 10,275		$ 10,384		$ 10,378		$ 10,577		$ 10,580		$ 10,768		$ 10,903		$ 10,927		$ 11,210		$ 11,150		$ 11,184		$ 11,178		$ 11,170		$ 11,385		$ 11,590		$ 11,522		$ 11,727		$ 11,781		$ 11,856		$ 12,033		$ 11,935		$ 11,929		$ 11,876		$ 11,992		$ 12,009		$ 11,923		$ 11,750		$ 11,604		$ 11,695		$ 11,734		$ 11,816		$ 11,948		$ 11,925		$ 11,822		$ 11,819		$ 11,854		$ 11,824		$ 11,569		$ 11,440		$ 11,122		$ 10,700		$ 10,769		$ 10,600	$ 10,859	$ 10,552	$ 10,096	$ 9,965	$ 10,332	$ 10,285	$ 10,602	$ 10,328	$ 10,590	$ 10,654	$ 10,538	$ 10,501	$ 10,493	$ 10,426	$ 10,161	$ 10,001	$ 10,454	$ 10,854	$ 10,824	$ 10,671	$ 10,770	$ 10,498	$ 10,676	$ 10,777	$ 11,029	$ 11,187	$ 11,337	$ 11,056	$ 11,172	$ 10,990	$ 11,048	$ 11,291	$ 11,295	$ 11,340	$ 11,258	$ 11,432	$ 11,401	$ 11,538	$ 11,664	$ 11,737	$ 11,809	$ 11,792	$ 11,805	$ 11,998	$ 11,786	$ 11,800	$ 11,836
WATER ISLAND INDEX: Water Island Merger Arbitrage USD Hedged Ind
Account Value [Line Items]
Line Graph and Table Measure Name																									Water Island Merger Arbitrage USD Hedged Index $13,901
Accumulated Value	10,000		9,795		9,772		10,205		10,251		10,242		10,363		10,473		10,518		10,487		10,438		10,490			10,676		10,790		10,771		10,720		10,767		10,800		10,826		10,859		10,948		10,919		10,960		11,015		10,984		10,930		10,914		11,082		11,158		11,095		11,332		11,172		11,210		11,178		11,150		11,189		11,272		11,148		11,372		11,470		11,673		11,762		11,779		11,879		12,043		12,000		12,105		12,215		12,064		12,177		12,208		12,410		12,560		12,596		12,691		12,650		12,691		12,870		13,011		13,039		13,042		13,118		13,199		13,352		13,437		13,470		13,500		13,548		13,563		13,609		13,685		13,782		13,869		13,901
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name																									ICE BofA U.S. 3-Month Treasury Bill Index $11,868
Accumulated Value	10,000		10,000		10,002		10,004		10,005		10,006		10,007		10,008		10,009		10,010		10,011		10,011			10,011		10,012		10,011		10,012		10,012		10,013		10,012		10,013		10,014		10,013		10,014		10,017		10,019		10,026		10,028		10,033		10,049		10,074		10,090		10,123		10,159		10,191		10,224		10,268		10,301		10,341		10,388		10,430		10,477		10,525		10,572		10,619		10,669		10,714		10,758		10,807		10,853		10,905		10,950		10,999		11,051		11,099		11,141		11,184		11,229		11,270		11,306		11,344		11,383		11,424		11,462		11,501		11,547		11,585		11,625		11,658		11,698		11,732		11,763		11,798		11,832		11,868
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index $10,149
Accumulated Value	$ 10,000		$ 10,101		$ 10,165		$ 10,317		$ 10,234		$ 10,228		$ 10,182		$ 10,282		$ 10,296		$ 10,223		$ 10,075		$ 9,949			$ 10,028		$ 10,061		$ 10,131		$ 10,245		$ 10,225		$ 10,136		$ 10,134		$ 10,164		$ 10,138		$ 9,919		$ 9,809		$ 9,536		$ 9,174		$ 9,233		$ 9,089		$ 9,311		$ 9,048		$ 8,657		$ 8,544		$ 8,859		$ 8,819		$ 9,090		$ 8,855		$ 9,080		$ 9,135		$ 9,036		$ 9,003		$ 8,997		$ 8,940		$ 8,712		$ 8,575		$ 8,963		$ 9,306		$ 9,281		$ 9,150		$ 9,234		$ 9,001		$ 9,153		$ 9,240		$ 9,456		$ 9,592		$ 9,720		$ 9,479		$ 9,579		$ 9,423		$ 9,473		$ 9,681		$ 9,685		$ 9,723		$ 9,653		$ 9,802		$ 9,776		$ 9,893		$ 10,001		$ 10,063		$ 10,126		$ 10,111		$ 10,121		$ 10,287		$ 10,106		$ 10,117		$ 10,149